Subsequent Events (Details) - Subsequent Event [Member]	Feb. 10, 2026 USD ($) $ / shares shares
Increase of Share Capital [Member]
Subsequent Events [Line Items]
Authorized share capital shares	2,000,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting shares	1,000
Class B Ordinary Shares [Member] | Increase of Share Capital [Member]
Subsequent Events [Line Items]
Authorized share capital shares	50,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting shares	1
Authorized share capital (in Dollars) | $	$ 500,000
Class A Ordinary Shares [Member] | Increase of Share Capital [Member]
Subsequent Events [Line Items]
Authorized share capital shares	450,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Common Stock [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $	$ 20,000,000
Authorized share capital shares	18,000,000,000
Par value (in Dollars per share) | $ / shares	$ 0.001
Common Stock [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital shares	250,000,000
Par value (in Dollars per share) | $ / shares	$ 0.008
Common Stock [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital shares	2,250,000,000